Note 12 - Equity Incentive Schemes	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

12. Equity Incentive Schemes

In 2004, the Company adopted an employee option plan which was subsequently replaced in 2021 by the Equity Incentive Plan (“the Equity Incentive Plan”) to cater for awards including options, performance rights, CDIs and restricted CDIs.

At December 31, 2024, total stock compensation expense recognized in the consolidated statements of comprehensive income/(loss) was A$101,721 (2023: A$198,356). A$101,721 of the stock compensation expense as at December 31, 2024 (A$142,130 as at December 31, 2023) has been recorded in selling, general and administrative expenses and the balance in research and development expenses.

(a)         Stock Options

Stock options (“options”) may be granted pursuant to the Equity Incentive Plan to any person considered by the board to be employed by the Group on a permanent basis (whether full time, part time or on a long-term casual basis). Each option gives the holder the right to subscribe for one share of common stock. The total number of options that may be issued under the Equity Incentive Plan is such maximum amount permitted by law and the Listing Rules of the ASX. The exercise price and any exercise conditions are determined by the board at the time of grant of the options. Any exercise conditions must be satisfied before the options vest and become capable of exercise. The options lapse on such date determined by the board at the time of grant or earlier in accordance with the Equity Incentive Plan. Options granted to date have had a term up to ten years and generally vest in tranches up to three years.

An option holder is not permitted to participate in a bonus issue or new issue of securities in respect of an option held prior to the issue of shares to the option holder pursuant to the exercise of an option. If the Company changes the number of issued shares through or as a result of any consolidation, subdivision, or similar reconstruction of the issued capital of the Company, the total number of options and the exercise price of the options (as applicable) will likewise be adjusted. The terms of the awards include a variety of market, performance and service conditions such as achieving pre-determined share price and being in continued employment.

The number of options granted pursuant to the Equity Incentive Plan in 2024 and 2023 were nil.

The number of options granted to parties other than those granted pursuant to the Equity Incentive Plan in 2024 and 2023 were 97,182,901 and nil, respectively. These options expire on May 8, 2027 and have an exercise price of A$0.20 per option. The options granted in 2024 are quoted options and were issued pursuant to the capital raising during the first half of 2024 and compromised the following:

●	16,666,667 quoted options issued pursuant to the Placement
●	66,666,667 quoted options issued pursuant to the Entitlement Offer of which 29,289,424 was allotted to Viburnum who were the underwriters of the capital raise
●	13,849,567 quoted options issued to Viburnum as part of their Underwriting Fees

See Note 16 to the Consolidated Financial Statements for details on the options granted to Viburnum.

Stock option activity (unquoted options) during the current period is as follows:

	Number of options	Weighted average exercise price A$
Balance at December 31, 2023	11,650,300	0.49
Exercised	(2,364,666)	0.20
Lapsed	(216,300)	0.50
Balance at December 31, 2024	9,069,334	0.57

At December 31, 2024, the number of options vested and exercisable was 9,069,334 (2023: 11,650,300).

The following table represents information relating to stock options outstanding under the plans as of December 31, 2024:

Exercise price A$	Options	Weighted average remaining life in years	Options exercisable shares
0.25	2,364,667	0.25	2,364,667
0.30	2,364,667	0.25	2,364,667
0.30	500,000	0.25	500,000
0.92	1,920,000	0.25	1,920,000
1.00	1,920,000	0.25	1,920,000
	9,069,334		9,069,334

The table below sets forth the number of employee stock options exercised and the number of shares issued in the period from January 1, 2023. We issued these shares in reliance upon exemptions from registration under Regulation S under the Securities Act of 1933, as amended.

Period ending	Number of options exercised and corresponding number of shares issued	Weighted average exercise price A$	Proceeds received A$
2024	2,364,666	0.20	472,933
2023	0	0.00	0

As of December 31, 2024, there was no unrecognized compensation expense (2023: nil).

(b) Performance Rights

Equity may be granted pursuant to the Equity Incentive Plan to any person considered by the board to be employed by the Group on a permanent basis (whether full time, part time or on a long-term casual basis). Each performance right issued gives the holder the right to subscribe for one share of common stock. The total number of performance rights that may be issued under the Equity Incentive Plan is such maximum amount permitted by law and the Listing Rules of the ASX.

Such equity granted does not involve the payment of an exercise price. Equity generally vests in tranches up to four years.

The terms of the awards include a variety of market, performance and service conditions such as achieving pre-determined revenue targets and cash inflows and the Company’s market capitalization having achieved a specified threshold. The number of performance rights granted in 2024 was 750,000 (2023: nil).

In accordance with ASC 718, the fair value of the rights granted were estimated on the date of each grant using the Trinomial Lattice model. The key assumptions for these grants were:

Oct-24
Exercise price A$	0
Share price at grant date A$	0.15
Volatility	86%
Maximum life (years)	0
Risk-free interest rate	3.61%
Fair value A$	0.12

Each of the inputs to the Trinomial Lattice model is discussed below.

Share Price and Exercise Price at Valuation Date

The value of the performance rights granted has been determined either using the closing price of our common stock trading in the form of CDIs on ASX at the time of grant of the performance rights. The ASX is the only exchange upon which our securities are quoted.

Volatility

We applied volatility having regard to the historical price change of our shares in the form of CDIs available from the ASX.

Time to Expiry

All performance rights granted under our Equity Incentive Plan have a maximum four-year term and are non-transferable.

Risk Free Rate

The risk free rate which we applied is equivalent to the yield on an Australian government bond with a time to expiry approximately equal to the expected time to expiry on the options being valued.

Performance rights activity during the current period is as follows:

	Number of rights	Weighted average exercise price A$
Balance at December 31, 2023	7,500,000	0.00
Granted	750,000	0.00
Lapsed	(750,000)	0.00
Balance at December 31, 2024	7,500,000	0.00

The following table represents information relating to the maximum quantity of performance rights outstanding under the plans as of December 31, 2024:

Exercise price A$	Rights	Weighted average remaining life in years	Rights exercisable shares
0	7,500,000	0	0

As of December 31, 2024, there was unrecognized compensation expense of up to A$4,959,552 (2023: A$5,158,773). The issuance of the equity under the Equity Incentive Plan is subject to the Company achieving predetermined market and non-market conditions. In the event that the predetermined market and non-market conditions are met, the unrecognized compensation expense as at December 31, 2024 would be recognized.